Risk management (Details 5) - Hedges of net investment in foreign operations [member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hedging instrument at the beginning of the period	$ 155,359	$ 0
Exchange difference	(86,892)	231,879
Ineffectiveness	329	0
Deferred income tax	28,566	(76,520)
Hedging instrument at the end of the period	$ 97,362	$ 155,359